Related Party Transactions	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions

(13) Related Party Transactions

The Corporation’s related party transactions are disclosed in the audited consolidated financial statements as of, and for the years ended, December 31, 2020 and 2019, included in the proxy statement/prospectus filed with the SEC on September 24, 2021. Since the date of such audited consolidated financial statements, there have been no significant changes to the Corporation’s related party transactions.

For the nine months ended September 30, 2021 and 2020, the Corporation paid consulting fees to a board member, Christine Hamilton, who is also an owner, of $19,000 and $19,000, respectively.

For the nine months ended September 30, 2020, the Corporation paid Network Plus, LLC (owner is the spouse of an employee) approximately $19,000 for IT assistance and computer setups. The spouse became an employee of the Corporation in July 2020, and there was no further activity with this vendor.

For the nine months ended September 30, 2021 and 2020, the Corporation made lease payments to Dakota Ag Properties of approximately $301,000 (for each period). Dakota Ag Investments (part of Dakota Ag Properties) is a shareholder and owner of the Corporation.

For the nine months ended September 30, 2021 and 2020, the Corporation made lease payments and lab supply payments to Sanford Health (which is a shareholder of the Corporation) totaling approximately $589,000 and $435,000, respectively.

For the nine months ended September 30, 2020, the Corporation made payments of approximately $1.4 million to Christiansen Land and Cattle, Ltd. (“CLC”), who are owners, members of the board of directors, and employees of the Corporation, in accordance with the loan agreement the Corporation had entered into with CLC. In July 2020, the note payable was paid in full.

(13) Related Party Transactions

The Corporation paid consulting fees to a board member, Christine Hamilton, who is also an owner, of $25,000 and $33,527, respectively, for the years ended December 31, 2020 and 2019. As of December 31, 2020 and 2019, there was $6,250 (both years) in accrued board member fees for this related party.

On an as needed basis, the Corporation engages Network Plus, LLC (owner is the spouse of an employee) for IT assistance and computer setups. There was approximately $20,000 and $40,000 in expenses, respectively, with this vendor in 2020 and 2019. The spouse became an employee of the Corporation in July 2020, so there will be no further activity with this vendor going forward.

As discussed in Note 7, Leases, the Corporation has a finance lease for the animal facility with Dakota Ag Properties. Dakota Ag Investments (part of Dakota Ag Properties) is a shareholder and owner of the Corporation.

As discussed in Note 7, Leases, the Corporation leases laboratory space from Sanford Health (which is a shareholder of the Corporation). Since the Corporation operates out of a building it shares with Sanford Health, the Corporation utilizes Sanford Health’s food services, medical services (shots and exams), and research services, as needed. Not including the lease payments, the combined expense of these services was approximately $152,000 and $190,000, respectively, for the years ended December 31, 2020 and 2019. The Corporation had approximately $10,000 in related party payables with Sanford Health as of December 31, 2020. There were no related party payables as of December 31, 2019.

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements

TK Concept was engaged by the Corporation for business consulting in 2019. The owner is a member of the board of directors. There was approximately $42,500 in expense with this vendor in 2019. There were no consulting expenses in 2020.

As discussed in Note 9, Debt, on February 24, 2016, the Corporation entered into a loan agreement with CLC for a $3.0 million revolving line of credit secured by a blanket security interest in the assets of the Corporation. The principal owners of CLC are owners, members of the board of directors, and employees of the Corporation. In July 2020, the note payable was paid in full. Please refer to Note 9, Debt, for additional information.

Big Cypress Acquisition Corp [Member]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On November 12, 2020, the Company issued 2,156,250 shares of common stock to the Sponsor for $25,000 in cash, or approximately $0.012 per share, in connection with formation. On December 7, 2020, the Sponsor forfeited 161,719 founder shares to the Company and Ladenburg Thalmann & Co. Inc., the representative of the underwriters, and certain of its employees (“Ladenburg”) purchased from the Company an aggregate of 161,719 representative shares at an average purchase price of approximately $0.012 per share, for an aggregate purchase price of $1,875.

On January 3, 2021, the Company effected a stock dividend of 1/3 of a share of common stock for every share of common stock outstanding, resulting in an aggregate of 2,875,000 founder shares outstanding (including up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part). As a result of the underwriters’ election to fully exercise of their over-allotment option on January 14, 2021, the 375,000 shares were no longer subject to forfeiture (see Note 7).

On January 4, 2021, the Sponsor forfeited 28,750 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 28,750 representative shares at an average purchase price of approximately $0.008 per share, for an aggregate purchase price of $230. As a result, the Sponsor currently own 2,630,625 shares (see Note 7). All shares of common stock and associated amounts have been retroactively restated as disclosed in Note 7.

The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Representative Shares

On December 7, 2020, the Sponsor forfeited 161,719 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 161,719 representative shares at an average purchase price of approximately $0.012 per share, for an aggregate purchase price of $1,875. On January 4, 2021, the Sponsor forfeited 28,750 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 28,750 representative shares at an average purchase price of approximately $0.008 per share, for an aggregate purchase price of $230. Following the 1/3 common stock dividend effected January 3, 2020 (as described herein), Ladenburg and certain of its employees now hold an aggregate of 244,375 representative shares (of which up to 31,875 were subject to forfeiture). As a result of the underwriters’ election to fully exercise of their over-allotment option, the 31,875 shares were no longer subject to forfeiture (see Note 8). All shares of common stock and associated amounts have been retroactively restated as disclosed in Note 8.

Ladenburg and certain of its employees have entered into a subscription agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their representative shares, as applicable, and public shares in connection with the completion of our initial business combination, (ii) waive their redemption rights with respect to their representative shares, as applicable, (iii) waive their rights to liquidating distributions from the trust account with respect to their representative shares if the Company fails to complete the initial business combination within the Combination Period.

Promissory Note — Related Party

On November 19, 2020, Company issued an unsecured promissory note to the Sponsor for an aggregate of up to $250,000 to cover expenses related to the IPO. This loan is non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO. As of December 31, 2020, the Company has drawn down $150,000 under the promissory note. On January 14, 2021, the Company paid the balance on the note from the proceeds of the IPO (see Note 8).

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination. The units would be identical to the Placement Units. At January 14, 2021, no Working Capital Loans were outstanding.

Administrative Service Fee

The Company has agreed to pay an affiliate of the Company’s Sponsor a monthly fee of an aggregate of $10,000 for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees. As of December 31, 2020, the Company has recorded $7,742 in service fee expense.

Note 6 — Related Party Transactions

Founder Shares

On November 12, 2020, the Company issued 2,156,250 shares of common stock to the Sponsor for $25,000 in cash, or approximately $0.012 per share, in connection with formation. On December 7, 2020, the Sponsor forfeited 161,719 founder shares to the Company and Ladenburg Thalmann & Co. Inc., the representative of the underwriters, and certain of its employees (“Ladenburg”) purchased from the Company an aggregate of 161,719 representative shares at an average purchase price of approximately $0.012 per share, for an aggregate purchase price of $1,875.

On January 3, 2021, the Company effected a stock dividend of 1/3 of a share of common stock for every share of common stock outstanding, resulting in an aggregate of 2,875,000 founder shares outstanding (including up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part). As a result of the underwriters’ election to fully exercise of their over-allotment option on January 14, 2021, the 375,000 shares are no longer subject to forfeiture.

On January 4, 2021, the Sponsor forfeited 28,750 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 28,750 representative shares at an average purchase price of approximately $0.008 per share, for an aggregate purchase price of $230. As a result, the Sponsor currently owns 2,630,625 shares.

The Sponsor has agreed not to transfer, assign or sell 50% of its founder shares until the earlier to occur of (A) six months after the completion of the Company’s initial business combination or (B) the date the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the Company’s initial business combination, and the remaining 50% of the founder shares until six months after the completion of the Company’s initial business combination, or earlier, if, in either case, subsequent to the Company’s initial business combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Representative Shares

On December 7, 2020, the Sponsor forfeited 161,719 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 161,719 representative shares at an average purchase price of approximately $0.012 per share, for an aggregate purchase price of $1,875. On January 4, 2021, the Sponsor forfeited 28,750 founder shares to the Company and Ladenburg and certain of its employees purchased from the Company an aggregate of 28,750 representative shares at an average purchase price of approximately $0.008 per share, for an aggregate purchase price of $230. Following the 1/3 common stock dividend effected January 3, 2020 (as described herein), Ladenburg and certain of its employees now hold an aggregate of 244,375 representative shares (of which up to 31,875 were subject to forfeiture). As a result of the underwriters’ election to fully exercise of their over-allotment option, the 31,875 shares are no longer subject to forfeiture.

Ladenburg and certain of its employees have entered into a subscription agreement with the Company, pursuant to which they have agreed to (i) waive their redemption rights with respect to their representative shares, as applicable, and public shares in connection with the completion of our initial business combination, (ii) waive their redemption rights with respect to their representative shares, as applicable, (iii) waive their rights to liquidating distributions from the trust account with respect to their representative shares if the Company fails to complete the initial business combination within the Combination Period.

Promissory Note — Related Party

On November 19, 2020, Company issued an unsecured promissory note to the Sponsor for an aggregate of up to $250,000 to cover expenses related to the IPO. This loan was non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO. As of December 31, 2020, the Company had drawn down $150,000 under the promissory note. On January 14, 2021, the Company paid the $150,000 balance on the note from the proceeds of the IPO.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of such Working Capital Loans may be convertible into units at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s Initial Business Combination. The units would be identical to the Placement Units. At September 30, 2021, no Working Capital Loans were outstanding.

Administrative Service Fee

The Company has agreed to pay an affiliate of the Company’s Sponsor a monthly fee of an aggregate of $10,000 for office space, utilities and secretarial and administrative support. Upon completion of the Company’s Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, the Company has recorded $30,000 and $90,000 in service fee expense, respectively.